Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	9 Months Ended		12 Months Ended
	Mar. 18, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2014	Jan. 14, 2014	Jan. 13, 2014	Feb. 14, 2014
Stock-Based Compensation [Line Items]
Share price (in dollars per share)							$ 17.00
Number of common stock and DSUs accepted under tenders offers	237,762
Stock-based compensation expense		$ 5	$ 3	$ 4	$ 7	$ 8
Stock-based compensation expense, net of tax		3	2	3	4	5
Total unrecognized compensation costs related to non-vested stock options and restricted share units		$ 17
Weighted-average period of recognition of stock-based compensation cost		2 years 9 months 15 days
Common Stock [Member]
Stock-Based Compensation [Line Items]
Number of common stock and DSUs accepted under tenders offers	199,075
Common Stock [Member] | TruGreen [Member]
Stock-Based Compensation [Line Items]
Share price (in dollars per share)								$ 12.00	$ 15.75
New TruGreen's [Member]
Stock-Based Compensation [Line Items]
Share price (in dollars per share)										$ 12.00
New TruGreen's [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Share price (in dollars per share)										$ 3.75
2014 Omnibus Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Grants (in shares)		0